Expense Example	Jun. 29, 2026 USD ($)
Redwheel International Growth ETF | Redwheel International Growth ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	223
Redwheel International Value ETF | Redwheel International Value ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	$ 221